Separate Account Balances - Separate Account Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Separate Account Balances
Separate account liabilities	$ 131,641.7	$ 120,279.6
Retirement and Income Solutions
Separate Account Balances
Separate account liabilities	126,650.4	115,899.1
Retirement and Income Solutions | Group retirement contracts
Separate Account Balances
Separate account liabilities	117,518.5	107,240.1	$ 131,188.6
Retirement and Income Solutions | Individual variable annuities
Separate Account Balances
Separate account liabilities	9,131.9	8,659.0	11,000.0
Benefits and Protection | Life Insurance | Universal life
Separate Account Balances
Separate account liabilities	$ 4,991.3	$ 4,380.5	$ 5,340.4